Composition of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 53,325	$ 50,368
Less: Accumulated amortization	(30,164)	(20,255)
Other intangible assets, Net	23,161	30,113
Computer Software
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	6,452	5,858
Less: Accumulated amortization	(5,001)	(4,316)
Trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	5,730	5,429
Less: Accumulated amortization	(3,790)	(2,727)
Courseware
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	4,843	4,601
Less: Accumulated amortization	(3,213)	(1,857)
Business Contracts
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	25,178	23,917
Less: Accumulated amortization	(10,457)	(5,667)
Copyrights
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	10,204	9,692
Less: Accumulated amortization	(7,227)	(5,346)
Others
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	918	871
Less: Accumulated amortization	$ (476)	$ (342)